Subsequent Events (Details) $ / shares in Units, $ in Millions										1 Months Ended		12 Months Ended
	Apr. 06, 2026 USD ($) $ / shares shares	Apr. 02, 2026 USD ($) $ / shares shares	Mar. 31, 2026 USD ($)	Mar. 13, 2026 USD ($) Bitcoins $ / shares	Feb. 28, 2026 USD ($) shares	Feb. 17, 2026 USD ($) Bitcoins $ / shares	Feb. 10, 2026 USD ($) Bitcoins $ / shares	Jan. 27, 2026 USD ($)	Jan. 26, 2026 $ / shares shares	Apr. 30, 2026 USD ($) shares	Feb. 28, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares
Subsequent Events [Line Items]
Company granted stock option (in Shares) | shares												7,194
Strike price (in Dollars per share) | $ / shares												$ 273.47
Shares issued (in Shares) | shares												1,232,052	25,844
Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase shares (in Shares) | shares												569,250
Warrant exercise price (in Dollars per share) | $ / shares												$ 862.5
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Warrant purchase shares (in Shares) | shares		3,333,333
Warrant exercise price (in Dollars per share) | $ / shares		$ 0.5
Forecast [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
conversion price (in Dollars per share) | $ / shares	$ 0.76
Aggregate principal amount	$ 1.9
Conversion shares (in Shares) | shares	2,460,257
Forecast [Member] | Ascent PIPE Note [Member]
Subsequent Events [Line Items]
Debt aggregate principal amount		$ 0.6
Forecast [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Interest percentage		12.00%
ELOC Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares										130
Common stock issued										$ 0.8
PIPE Subscription Agreement [Member]
Subsequent Events [Line Items]
conversion price (in Dollars per share) | $ / shares												$ 750
Debt aggregate principal amount												$ 10.0
PIPE Subscription Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount		$ 12.2
Pledge Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Debt aggregate principal amount		$ 1.7
Subsequent Event [Member]
Subsequent Events [Line Items]
Company granted stock option (in Shares) | shares									14,648
Strike price (in Dollars per share) | $ / shares									$ 26.25
Lease agreement								15 months
Total consideration								$ 0.3
Sold bitcoins (in Bitcoins) | Bitcoins				8.01			3
Bitcoin Price (in Dollars per share) | $ / shares				$ 71,457		$ 67,156
Aggregate amount							$ 0.2
Unpaid wages					$ 0.2						$ 0.2
Royalty payments percentage			3.00%
Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Subsequent Events [Line Items]
Shares issued (in Shares) | shares					481,439						481,439
Shares issued for settlement (in Shares) | shares											2,696,907
Common Stock [Member] | ELOC Purchase Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Settlement of interest on loans payable										$ 0.8
Common Stock [Member] | Subsequent Event [Member] | ELOC Purchase Agreement [Member]
Subsequent Events [Line Items]
Settlement of interest on loans payable					$ 1.9						$ 1.9
PanOmics Assay [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Aggregate consideration acquire assets			$ 30.0
License Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Sold bitcoins (in Bitcoins) | Bitcoins						5.5
Bitcoin Price (in Dollars per share) | $ / shares							$ 69,222
Aggregate amount				$ 0.6		$ 0.4